Deutsche Investment Management Americas Inc.

One Beacon Street

Boston, MA 02108

November 29, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Amended Form N-CSR on behalf of Deutshce Variable NAV Fund (the “Fund”), a series of Investor Cash Trust (the “Series”), (Reg. No. 811-06103, CIK: 0000863209; Series ID: S000026922)

Ladies and Gentlemen:

We are filing today through the EDGAR system an amended report on Form NCSR (the "Amendment") on behalf of the Fund for the period ending August 31, 2016. The Amendment is being filed to reflect the 10:1 stock split on November 4, 2016. Net asset value, shares and per share information have been adjusted to reflect the effect of the split.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3625.

Very truly yours,

/s/ Diane Kenneally

Diane Kenneally

Director

Deutsche Investment Management Americas Inc.